Offsets	Aug. 07, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Occidental PetroleumCorporation
Form or Filing Type	S-3
File Number	333-288999
Initial Filing Date	Jul. 28, 2025
Fee Offset Claimed	$ 107,751.68
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	31,990,880
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 703,799,360
Termination / Withdrawal Statement	Pursuant to Rule 415(a)(6) under the Securities Act, the Registrant’s registration statement on Form S-3 (File No. 333-288999) (the “Current Registration Statement”), filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 28, 2025, includes 31,990,880 shares of unsold Common Stock (the “Unsold Securities”) previously registered under the Registrant’s registration statement on Form S-3 (File No. 333-266420) (the “Prior Registration Statement”), filed with the SEC on July 29, 2022, to be offered, issued and sold by the Registrant through its 424(b)(2) prospectus supplement, dated March 3, 2025 (the “March 2025 Warrant Share Prospectus”). Pursuant to Rule 415(a)(6), the Registrant carried forward to the Current Registration Statement the Unsold Securities and filing fees of $107,751.68 previously paid at the time of the filing of the March 2025 Warrant Share Prospectus in connection with the Unsold Securities. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement was deemed terminated as of July 28, 2025, and this prospectus supplement is being filed in connection with the offer and sale of the Unsold Securities pursuant to the Current Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee credit of $107,751.68 available as of the date of this prospectus supplement is being used to offset the registration fee in connection herewith.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Occidental Petroleum Corporation
Form or Filing Type	S-3
File Number	333-266420
Filing Date	Mar. 03, 2025
Fee Paid with Fee Offset Source	$ 107,751.68